NOTES PAYABLE - RELATED PARTY (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Related Party Transaction [Line Items]
proceed from issuance of Notes			$ 1,000,000
Accrued interest	0		0		130,479
Interest expense	$ 0	$ 18,698	$ 12,123	$ 37,191
DermaStarMember
Related Party Transaction [Line Items]
Notes Holder	0.80%		0.80%
AlexejLadonnikovMember
Related Party Transaction [Line Items]
Notes Holder	0.20%		0.20%